S000000716 [Member] Expense Example - Western Asset High Yield Fund	May 31, 2026 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	985
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	943
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	472
Expense Example, with Redemption, 3 Years	678
Expense Example, with Redemption, 5 Years	901
Expense Example, with Redemption, 10 Years	1,541
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	546
Expense Example, with Redemption, 5 Years	940
Expense Example, with Redemption, 10 Years	1,847
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	460
Expense Example, with Redemption, 5 Years	812
Expense Example, with Redemption, 10 Years	$ 1,803